UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2010 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 66.4%
Banks - 0.4%
Charter Financial	7,400	$79,180
Investors Bancorp*	1,000	13,200
Rockville Financial	1,400	17,066
Waterstone Financial*	6,400	23,168
		132,614
Chemicals - 4.2%
E.I. Du Pont de Nemours	33,400	1,243,816
International Flavors & Fragrances	3,400	162,078
		1,405,894
Consumer Discretionary - 5.4%
Comcast, Class A	17,100	307,287
Fortune Brands	6,800	329,868
H&R Block	22,300	396,940
Meredith	16,300	560,883
New York Times, Class A*	9,900	110,187
Walt Disney	2,700	94,257
		1,799,422
Consumer Staples - 6.0%
Campbell Soup	8,000	282,800
Coca-Cola	2,700	148,500
Coca-Cola Enterprises	14,300	395,538
Sara Lee	12,000	167,160
SUPERVALU	13,400	223,512
Tootsie Roll Industries	19,759	534,092
Viterra*	4,100	38,713
Walgreen	5,800	215,122
		2,005,437
Energy - 10.0%
Cimarex Energy	7,400	439,412
Clayton Williams Energy*	7,900	276,342
El Paso	12,200	132,248
Hess	4,300	268,965
Marathon Oil	12,400	392,336
Nexen	49,500	1,223,145
OPTI - Canada*	56,800	115,205
Repsol YPF - ADR	17,800	423,284
San Juan Basin Royalty Trust	3,300	68,772
USEC*	1,000	5,770
		3,345,479
Healthcare - 1.7%
Pfizer	32,700	560,805

Industrials - 0.6%
Tyco International	5,600	214,200

Information Technology - 4.1%
Automatic Data Processing	19,400	862,718
Xerox	50,800	495,300
		1,358,018
Insurance - 8.7%
Arch Capital Group*	3,600	274,500
Arthur J. Gallagher	4,700	115,385
Berkshire Hathaway, Class B*	6,200	503,874
Donegal Group, Class A	3,300	47,883
Loews	19,300	719,504
Max Capital Group	11,600	266,684
Mercer Insurance Group	2,800	50,400
Platinum Underwriters Holdings	14,200	526,536
State Auto Financial	21,600	387,720
		2,892,486
Metals & Mining - 9.0%
AngloGold Ashanti - ADR	2,500	94,875
Barrick Gold	24,300	931,662
Gold Fields - ADR	78,000	984,360
Newmont Mining	16,700	850,531
Northgate Minerals*	37,000	111,000
RTI International Metals*	1,400	42,462
		3,014,890
Paper & Forest Products - 3.5%
Domtar*	14,350	924,283
Neenah Paper	14,900	236,016
		1,160,299
Real Estate - 2.8%
Forestar Group*	14,200	268,096
Post Properties	29,700	653,994
		922,090
Telecommunication Services - 0.7%
Telephone & Data Systems	6,400	216,640

Utilities - 9.3%
Allegheny Energy	36,200	832,600
Calpine*	55,788	663,319
Calpine - Escrow Shares*	1,075,000	64,500
El Paso Electric*	1,800	37,080

Mirant*	76,600	831,876
NV Energy	37,800	466,074
Unisource Energy	7,000	220,080
		3,115,529
Total Common Stocks
(Cost $23,145,562)		$22,143,803

CONVERTIBLE CORPORATE BONDS - 25.6%	PAR
Advanced Micro Devices
5.750%, 08/15/2012	$350,000	$348,687
Amgen
0.125%, 02/01/2011	650,000	643,500
Anixter International
1.000%, 02/15/2013	800,000	769,000
Archer Daniels
0.875%, 02/15/2014	200,000	198,250
Carnival
2.000%, 04/15/2021	125,000	133,906
Century Aluminum
1.750%, 08/01/2024	200,000	181,000
Charles River Laboratories International
2.250%, 06/15/2013	250,000	254,687
CMS Energy
2.875%, 12/01/2024	650,000	784,062
5.500%, 06/15/2029	125,000	149,219
Dominion Resources, Series C
2.125%, 12/15/2023	225,000	262,969
Kinross Gold
1.750%, 03/15/2028	450,000	451,687
1.750%, 03/15/2028 (a)	175,000	175,656
Medtronic
1.500%, 04/15/2011	650,000	660,562
Millipore
3.750%, 06/01/2026	550,000	688,188
Newmont Mining
1.250%, 07/15/2014	150,000	192,563
NovaGold Resources
5.500%, 05/01/2015	50,000	50,688
Penn Virginia
4.500%, 11/15/2012	250,000	235,000
PHH
4.000%, 04/15/2012	150,000	191,250
Smithfield Foods
4.000%, 06/30/2013	100,000	114,500
Trinity Industries
3.875%, 06/01/2036	350,000	274,313
UAL
5.000%, 02/01/2021	225,000	221,355
Unisource Energy
4.500%, 03/01/2035	425,000	420,750
USEC
3.000%, 10/01/2014	1,425,000	1,150,688
Total Convertible Corporate Bonds
(Cost $7,771,977)		$8,552,480

STAPLED UNIT - 0.7%	SHARES
Paper & Forest Products - 0.7%
TimberWest Forest*
(Cost $443,686)	54,300	$240,585

CONVERTIBLE PREFERRED STOCK - 0.2%
Energy - 0.2%
El Paso Energy Capital Trust
(Cost $60,343)	2,000	$74,240

WARRANT - 0.0%
Utilities - 0.0%
Mirant*
(Cost $203,929)	67,700	$8,124

SHORT-TERM INVESTMENT - 7.2%
AIM Short-Term Treasury Portfolio, 0.020%
(Cost $2,389,434)	2,389,434	$2,389,434

Total Investments - 100.1%
(Cost $34,014,931)		$33,408,666
Other Assets and Liabilities, Net - (0.1)%		$(42,252)
Total Net Assets - 100.0%		$33,366,414

* Non-income producing security.
(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2010, the value of these investments was $175,656 or 0.5% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,079,303	$ -	$ 64,500	$ 22,143,803
Convertible Bonds	-	8,552,480	-	8,552,480
Stapled Units	240,585	-	-	240,585
Convertible Preferred Stocks	74,240	-	-	74,240
Warrants	8,124	-	-	8,124
Short-Term Investments	2,389,434	-	-	2,389,434
Total Investments	$ 24,791,686	$ 8,552,480	$ 64,500	$ 33,408,666

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock- Utilities	Convertible Bonds
Balance as of 12/31/2009	$ 61,812	$ 156,480
Accrued discounts/ premiums	-	-
Realized gain (loss)	-	-
Change in net unrealized appreciation	2,688	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	(156,480)
Balance as of 3/31/2010	$ 64,500	$ -
Net unrealized depreciation of Level 3 securities
as of March 31, 2010	$ (21,625)	$ -

Schedule of Investments March 31, 2010 (unaudited)

Prospector Opportunity Fund

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 85.4%
Banks - 5.9%
Abington Bancorp	6,500	$51,350
AJS Bancorp	2,000	25,100
Brooklyn Federal Bancorp	5,700	47,880
Chicopee Bancorp*	9,900	125,730
Clifton Savings Bancorp	2,600	24,091
First Horizon National	7,012	98,514
First Interstate BancSystem	4,000	65,000
Fox Chase Bancorp*	11,600	125,396
Hudson Valley Holding	2,500	60,500
Northern Trust	2,400	132,624
Ocean Shore Holding	4,572	48,920
OceanFirst Financial	11,700	132,912
OmniAmerican Bancorp*	18,300	210,999
Oritani Financial	10,400	167,128
Popular*	24,200	70,422
Roma Financial	6,804	85,322
Territorial Bancorp	7,900	150,337
United Financial Bancorp	3,100	43,338
Westfield Financial	11,400	104,766
		1,770,329

Consumer Discretionary - 7.5%
American Eagle Outfitters	14,100	261,132
Brinker International	12,600	242,928
Fortune Brands	6,500	315,315
H&R Block	5,300	94,340
Morton's Restaurant Group*	20,100	122,811
NVR*	690	501,285
Toll Brothers*	14,900	309,920
Yum! Brands	10,700	410,131
		2,257,862

Consumer Staples - 7.7%
Alberto-Culver	23,800	622,370
Church & Dwight	12,950	867,003
Clorox	7,700	493,878
Foster's Group	20,900	101,456
Molson Coors Brewing, Class B	3,600	151,416
Viterra*	10,600	100,088
		2,336,211

Diversified Financial Services - 6.9%
Franklin Resources	6,600	731,940
Invesco	13,700	300,167
Leucadia National*	30,500	756,705
PICO Holdings*	7,900	293,801
		2,082,613

Energy - 8.9%
Cimarex Energy	3,900	231,582
Hess	9,900	619,245
Hugoton Royalty Trust	23,500	388,690
Murphy Oil	10,000	561,900
Nexen	25,200	622,692
San Juan Basin Royalty Trust	12,800	266,752

2,690,861
Healthcare - 4.7%
Biogen Idec*	6,200	355,632
Henry Schein*	1,600	94,240
Merck & Co.	13,148	491,078
WellPoint*	7,600	489,288
		1,430,238

Industrials - 1.6%
Broadwind Energy*	31,500	140,805
Tyco International	9,200	351,900
		492,705

Information Technology - 13.4%
BMC Software*	7,000	266,000
CA	11,300	265,211
CACI International*	2,140	104,539
EMC*	14,300	257,972
Emulex*	30,600	406,368
F5 Networks*	1,500	92,265
Fairchild Semiconductor International*	11,600	123,540
Lexmark International, Class A*	2,900	104,632
MasterCard, Class A	1,220	309,880
NetApp*	6,500	211,640
QLogic*	8,300	168,490
Symantec*	16,400	277,488
Synopsys*	13,900	310,943
Teradata*	9,800	283,122
Xerox	25,870	252,232
Xilinx	12,500	318,750
Xyratex*	17,330	293,397
		4,046,469

Insurance - 13.9%
Alleghany*	369	107,375
AON	8,400	358,764
Arch Capital Group*	4,500	343,125
Aspen Insurance Holdings	11,000	317,240
Assurant	11,700	402,246
Cincinnati Financial	8,100	234,090
Lancashire Holdings	47,300	345,537
Max Capital Group	2,700	62,073
Penn Millers Holding*	11,105	134,926
Platinum Underwriters Holdings	27,900	1,034,532
Primerica*	3,100	46,500
Progressive	11,700	223,353
RenaissanceRe Holdings	3,300	187,308
Wesco Financial Group	427	164,609
Zenith National Insurance	6,300	241,416
		4,203,094

Metals & Mining - 7.2%
Gold Fields - ADR	37,100	468,202
Kinross Gold	29,200	499,028
Newmont Mining	18,800	957,484
Pan American Silver	1,900	43,985
RTI International Metals*	7,400	224,442
		2,193,141

Paper & Forest Products - 0.6%
Domtar*	1,258	81,028
Neenah Paper	4,500	71,280

TimberWest Forest*	6,900	30,571
		182,879

Real Estate - 0.4%
Forestar Group*	3,600	67,968
Thomas Properties Group	12,700	42,291
		110,259

Utilities - 6.7%
Allegheny Energy	21,100	485,300
Calpine - Escrow Shares*	125,000	7,500
CMS Energy	19,600	303,016
Empire District Electric	22,000	396,440
Mirant*	13,900	150,954
NV Energy	35,300	435,249
Pure Cycle*	11,300	27,798
TransAlta	8,500	188,052
Unisource Energy	1,400	44,016
		2,038,325
Total Common Stocks
(Cost $23,045,552)		$25,834,986

	PAR
CONVERTIBLE BONDS - 2.4%
Ciena
0.250%, 05/01/2013	$225,000	$186,750
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	150,563
1.750%, 03/15/2028	75,000	75,281
Maxtor
6.800%, 04/30/2010	175,000	176,750
Symantec
0.750%, 06/15/2011	125,000	129,844
Total Convertible Bonds
(Cost $663,559)		$719,188

CORPORATE BONDS - 1.5%
Broadridge Financial Solutions
6.125%, 06/01/2017	$175,000	$173,912
Leucadia National
7.000%, 08/15/2013	200,000	207,500
Mohawk Industries
6.500%, 01/15/2011	75,000	78,000
Total Corporate Bonds
(Cost $393,335)		$459,412

	SHARES
WARRANTS - 0.0%
Utilities - 0.0%
Mirant*
(Cost $27,363)	6,000	$720

SHORT-TERM INVESTMENT - 10.9%
AIM Short-Term Treasury Portfolio, 0.020%
(Cost $3,282,088)	3,282,088	$3,282,088

Total Investments - 100.2%
(Cost $27,411,897)		$30,296,394
Other Assets and Liabilities, Net - (0.2)%		$(50,516)
Total Net Assets - 100.0%		$30,245,878

* Non-Income producing security.
(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2010, the value of this investment was $150,563 or 0.5% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2010, the fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 25,827,486	$ -	$ 7,500	$ 25,834,986
Convertible Bonds	-	719,188	-	719,188
Corporate Bonds	-	459,412	-	459,412
Warrants	720	-	-	720
Short-Term Investments	3,282,088	-	-	3,282,088
Total Investments	$ 29,110,294	$ 1,178,600	$ 7,500	$ 30,296,394

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the fund recognized no significant transfers to/from Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks- Utilities
Balance as of 12/31/2009	$ 7,188
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation	312
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/2010	$ 7,500
Net unrealized appreciation of Level 3 securities as of March 31, 2010	$ 7,500

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$34,014,931	$27,411,897

Gross unrealized appreciation	3,647,866	4,167,360
Gross unrealized depreciation	(4,254,131)	(1,282,863)
Net unrealized appreciation (depreciation)	$(606,265)	$2,884,497

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/John D. Gillespie
John D. Gillespie, President

Date  May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/John D. Gillespie
John D. Gillespie, President

Date  May 25, 2010

By (Signature and Title) /s/Peter N. Perugini
Peter N. Perugini, Treasurer

Date   May 25, 2010